Document And Entity Information	3 Months Ended
Mar. 31, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	Sachem Capital Corp.
Entity Central Index Key	0001682220
Entity Filer Category	Smaller Reporting Company
Document Type	S-11
Document Period End Date	Mar. 31, 2017
Amendment Flag	false